CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit [Member]	Non-Controlling Interest [Member]	Deficit Accumulated During the Exploration Stage [Member]	Total
Beginning Balance at Dec. 31, 2012	$ 46,540	$ 31,070,399	$ (1,427,764)	$ (972,909)	$ (24,811,380)	$ 3,904,886
Beginning Balance (Shares) at Dec. 31, 2012	46,539,917
Stock-based compensation		58,055				58,055
Repurchase of shares	$ (276)	(110,270)				(110,546)
Repurchase of shares (Shares)	(276,000)
Loss for the year				(8,849)	(742,093)	(750,942)
Ending Balance at Dec. 31, 2013	$ 46,264	31,018,184	(1,427,764)	(981,758)	(25,553,473)	3,101,453
Ending Balance (Shares) at Dec. 31, 2013	46,263,917
Stock-based compensation		108,302				108,302
Repurchase of shares	$ (453)	(136,226)				(136,679)
Repurchase of shares (Shares)	(452,500)
Loss for the year				6,842	(693,899)	(687,057)
Ending Balance at Dec. 31, 2014	$ 45,811	30,990,260	(1,427,764)	(974,916)	(26,247,372)	2,386,019
Ending Balance (Shares) at Dec. 31, 2014	45,811,417
Stock-based compensation		124,458				124,458
Repurchase of shares	$ (149)	(18,752)				(18,901)
Repurchase of shares (Shares)	(149,000)
Loss for the year				35,642	(427,365)	(391,723)
Ending Balance at Dec. 31, 2015	$ 45,662	$ 31,095,966	$ (1,427,764)	$ (939,274)	$ (26,674,737)	$ 2,099,853
Ending Balance (Shares) at Dec. 31, 2015	45,662,417